INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	2020	2019
Current:
Federal	$(216,000)	$—
State	6,000	11,000
	(210,000)	11,000
Deferred — Federal	—	(183,000)
	$(210,000)	$(172,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	2020	2019
Expected provision for federal income taxes	$(136,000)	$(207,000)
State income taxes, net of federal benefit	(24,000)	(7,000)
Permanent items	(249,000)	11,000
Research and development credit	(23,000)	(29,000)
Change in valuation allowance	440,000	51,000
Change in tax law allowing NOL carryback claim	(217,000)	—
Prior year true-ups and other	(1,000)	9,000
	$(210,000)	$(172,000)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2020	2019
Deferred tax liabilities:
Accrued vacation	$33,000	$21,000
Inventories reserve	17,000	42,000
Allowance for doubtful accounts	2,000	3,000
Allowance for sales returns	10,000	10,000
Research and development credit carryforward	285,000	245,000
Accrued self-insured medical	—	3,000
Property and equipment	(257,000)	(295,000)
Patents	(50,000)	(53,000)
Net operating loss	411,000	230,000
Other	17,000	8,000
Valuation allowance	(468,000)	(214,000)
Net deferred tax liabilities	$—	$—